UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21471
Nuveen Tax-Advantaged Total Return Strategy Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    3/31/2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)

Nuveen Tax-Advantaged Total Return Strategy Fund (JTA)
March 31, 2011

Shares	Description (1)				Value

	Common Stocks – 92.4% (69.2% of Total Investments)

	Aerospace & Defense – 4.2%

42,400	Lockheed Martin Corporation				$3,408,960
80,000	Raytheon Company				4,069,600

	Total Aerospace & Defense				7,478,560

	Automobiles – 2.2%

124,400	General Motors Company, (2)				3,860,132

	Biotechnology – 1.4%

47,500	Amgen Inc., (2)				2,538,875

	Commercial Banks – 1.9%

106,500	Wells Fargo & Company				3,376,050

	Commercial Services & Supplies – 3.0%

207,300	Pitney Bowes Inc.				5,325,537

	Communications Equipment – 5.1%

195,775	Motorola Mobility Holdings Inc., (2), (8)				4,776,910
95,285	Motorola Solutions Inc. (2)				4,258,287

	Total Communications Equipment				9,035,197

	Computers & Peripherals – 1.7%

73,000	Hewlett-Packard Company, (8)				2,990,810

	Containers & Packaging – 1.1%

69,800	Packaging Corp. of America				2,016,522

	Diversified Financial Services – 2.5%

1,014,900	Citigroup Inc.				4,485,858

	Diversified Telecommunication Services – 2.0%

428,016	Frontier Communications Corporation, (8)				3,518,291

	Food & Staples Retailing – 2.1%

78,000	CVS Caremark Corporation				2,676,960
43,100	Kroger Co.				1,033,107

	Total Food & Staples Retailing				3,710,067

	Industrial Conglomerates – 2.0%

175,000	General Electric Company				3,508,750

	Insurance – 15.1%

365,900	Genworth Financial Inc., Class A, (2)				4,925,014
215,600	Hartford Financial Services Group, Inc.				5,806,108
63,000	Loews Corporation				2,714,670
121,900	MetLife, Inc., (8)				5,452,587
255,444	Symetra Financial Corporation				3,474,038
172,700	Unum Group				4,533,375

	Total Insurance				26,905,792

	Machinery – 2.0%

75,000	Ingersoll Rand Company Limited, Class A				3,623,250

	Media – 4.1%

17,337	Metro-Goldwyn-Mayer, (10)				392,973
99,000	National CineMedia, Inc.				1,848,330
140,400	Time Warner Inc.				5,012,280

	Total Media				7,253,583

	Metals & Mining – 8.2%

112,300	AngloGold Ashanti Limited, Sponsored ADR				5,384,785
114,500	Barrick Gold Corporation				5,943,695
72,500	Nucor Corporation				3,336,450

	Total Metals & Mining				14,664,930

	Oil, Gas & Consumable Fuels – 7.5%

53,000	Eni S.p.A., Sponsored ADR				2,603,890
28,000	Exxon Mobil Corporation				2,355,640
32,400	Occidental Petroleum Corporation				3,385,476
81,600	Total S.A., Sponsored ADR				4,975,152

	Total Oil, Gas & Consumable Fuels				13,320,158

	Pharmaceuticals – 14.9%

94,500	GlaxoSmithKline PLC, ADR				3,629,745
111,700	Merck & Company Inc.				3,687,217
410,000	Pfizer Inc.				8,327,100
228,000	Sanofi-Aventis, ADR				8,030,160
58,900	Valeant Pharmaceuticals International				2,933,809

	Total Pharmaceuticals				26,608,031

	Professional Services – 0.8%

52,200	Nielsen Holdings BV				1,425,582

	Software – 6.1%

312,500	CA Inc.				7,556,250
132,200	Microsoft Corporation				3,352,592

	Total Software				10,908,842

	Tobacco – 1.8%

48,600	Philip Morris International				3,189,618

	Wireless Telecommunication Services – 2.7%

170,000	Vodafone Group PLC, Sponsored ADR				4,887,500

	Total Common Stocks (cost $148,568,706)				164,631,935

Shares	Description (1)		Coupon	Ratings (3)	Value

	Convertible Preferred Securities – 0.3% (0.2% of Total Investments)

	Commercial Banks – 0.3%

500	Wells Fargo & Company, Convertible Bond		7.500%	A	$517,600

	Total Convertible Preferred Securities (cost $421,350)				517,600

Shares	Description (1)		Coupon	Ratings (3)	Value

	$25 Par (or similar) Preferred Securities – 6.9% (5.1% of Total Investments)

	Capital Markets – 0.0%

1,800	Goldman Sachs Group Inc.		6.200%	A-	$44,837

	Commercial Banks – 0.4%

5,000	Barclays Bank PLC		8.125%	A	131,450
1,000	HSBC Holdings PLC		8.000%	A+	27,280
17,594	PNC Financial Services		9.875%	A-	506,707

	Total Commercial Banks				665,437

	Consumer Finance – 0.6%

6,000	Heller Financial Inc.		6.687%	A+	582,938
20,000	HSBC Finance Corporation		6.360%	A	471,200

	Total Consumer Finance				1,054,138

	Diversified Financial Services – 0.6%

15,000	Bank of America Corporation		8.200%	BBB	394,050
26,300	Citigroup Inc., Series F		8.500%	BBB	685,115

	Total Diversified Financial Services				1,079,165

	Electric Utilities – 2.1%

25,000	Alabama Power Company		6.500%	A-	647,658
12,000	Connecticut Power & Light Company		4.960%	Baa3	518,626
5,000	Georgia Power Company		6.500%	A-	517,500
5,000	Gulf Power Company		6.450%	BBB+	503,411
25,000	PPL Electric Utilities Corporation		6.250%	BBB-	623,437
5,000	Southern California Edison Company		6.500%	Baa2	496,719
5,000	Southern California Edison Company		6.125%	BBB+	494,844

	Total Electric Utilities				3,802,195

	Insurance – 2.9%

10,000	Allianz SE		8.375%	A+	267,188
22,800	Arch Capital Group Limited		8.000%	BBB	581,172
25,000	Aspen Insurance Holdings Limited		7.401%	BBB-	609,000
25,000	Axis Capital Holdings Limited		7.250%	BBB	617,250
25,000	Endurance Specialty Holdings Limited		7.750%	BBB-	639,750
25,000	MetLife Inc., Series B		6.500%	Baa2	621,500
25,000	Principal Financial Group		6.518%	BBB	606,250
5,000	Principal Financial Group		5.563%	BBB	469,219
28,500	Prudential PLC		6.750%	A-	713,640

	Total Insurance				5,124,969

	Multi-Utilities – 0.3%

5,000	Consolidated Edison Company of New York Inc.		5.000%	BBB	464,000

	Total $25 Par (or similar) Preferred Securities (cost $11,845,234)				12,234,741

Principal		Weighted Average
Amount (000)	Description (1)	Coupon	Maturity (4)	Ratings (3)	Value

	Variable Rate Senior Loan Interests – 27.7% (20.7% of Total Investments) (5)

	Air Freight & Logistics – 0.2%

$424	Transdigm, Inc., Term Loan	4.000%	6/30/17	Ba2	$428,248

	Biotechnology – 0.5%

900	Grifols, Term Loan, WI/DD	TBD	TBD	BB	907,684

	Building Products – 0.6%

995	Goodman Global Inc., Term Loan	5.750%	10/28/16	B+	1,002,382

	Chemicals – 0.6%

998	Univar, Inc., Term Loan	5.000%	6/30/17	B	1,002,666

	Communications Equipment – 1.0%

335	Avaya, Inc., Term Loan B3	4.811%	10/26/17	B1	320,518
664	Avaya, Inc., Term Loan	3.061%	10/27/14	B1	648,944
867	Intelsat, Term Loan	5.250%	4/02/18	BB-	873,503

1,866	Total Communications Equipment				1,842,965

	Diversified Financial Services – 0.6%

1,033	Pinafore LLC, Term Loan	4.250%	9/29/16	BB	1,038,788

	Electric Utilities – 0.9%

1,930	TXU Corporation, Term Loan B2	3.783%	10/10/14	B2	1,629,126

	Food & Staples Retailing – 0.5%
995	U.S. Foodservice, Inc., Term Loan	2.753%	7/03/14	B2	966,576

	Food Products – 0.8%

64	Darling International, Inc., Term Loan	5.141%	12/17/16	BB+	64,600
1,378	Michael Foods Group, Inc., Term Loan	4.250%	2/25/18	B1	1,387,739

1,442	Total Food Products				1,452,339

	Health Care Providers & Services – 4.4%

65	Community Health Systems, Inc., Delayed Term Loan	2.561%	7/25/14	BB	64,852
142	Community Health Systems, Inc., Extended Term Loan	3.811%	1/25/17	BB	141,783
1,272	Community Health Systems, Inc., Term Loan	2.561%	7/25/14	BB	1,260,307
998	DaVita, Inc., Tranche B, Term Loan	4.500%	10/20/16	BB	1,003,374
917	Kindred Healthcare, Term Loan, WI/DD	TBD	TBD	Ba3	914,089
962	MultiPlan, Inc., Term Loan B	4.750%	8/26/17	Ba3	966,226
1,642	Rehabcare Group, Inc., Term Loan B	6.000%	11/24/15	BB	1,651,415
1,841	Universal Health Services, Inc., Term Loan B	4.000%	11/15/16	BB+	1,850,640

7,839	Total Health Care Providers & Services				7,852,686

	Hotels, Restaurants & Leisure – 5.6%

1,985	24 Hour Fitness Worldwide, Inc., New Term Loan	6.750%	4/22/16	Ba3	1,967,135
1,347	Burger King Corporation, Tranche B	4.500%	10/19/16	BB-	1,346,500
1,075	Reynolds Group Holdings, Inc., US Term Loan	4.250%	2/09/18	BB	1,081,645
2,177	Seaworld Parks and Entertainment, Inc., Term Loan B	4.000%	8/17/17	BB+	2,193,091
1,050	Six Flags Theme Parks, Inc., Tranche B, Term Loan	5.250%	6/30/16	BB	1,060,238
89	Travelport LLC, Letter of Credit	4.807%	8/21/15	Ba3	88,372
445	Travelport LLC, Term Loan	4.963%	8/21/15	Ba3	440,425
383	Venetian Casino Resort LLC, Delayed Term Loan	3.000%	11/23/16	BB-	374,068
1,516	Venetian Casino Resort LLC, Tranche B, Term Loan	3.000%	11/23/16	BB-	1,480,560

10,067	Total Hotels, Restaurants & Leisure				10,032,034

	Household Products – 0.6%

998	Visant Holding Corporation, Tranche B, Term Loan	5.250%	12/22/16	Ba3	997,874

	Insurance – 0.4%

622	Fidelity National Information Services, Inc., Term Loan B	5.250%	7/18/16	BBB-	626,345

	IT Services – 2.1%

1,864	First Data Corporation, Term Loan B1	3.002%	9/24/14	B+	1,788,464
1,937	SunGard Data Systems, Inc., Term Loan B	2.008%	2/28/14	BB	1,926,675

3,801	Total IT Services				3,715,139

	Machinery – 0.1%

237	Manitowoc Company, Term Loan	8.000%	11/06/14	BB	239,303

	Media – 4.2%

623	Bresnan Broadband Holdings LLC, Term Loan B	4.500%	12/14/17	BB+	628,308
1,301	Interactive Data Corporation, Term Loan B	4.750%	2/11/18	Ba3	1,308,468
296	Mediacom Broadband LLC, Tranche D, Term Loan	5.500%	3/31/17	BB-	295,808
1,985	Mediacom Broadband LLC, Tranche F, Term Loan	4.500%	10/23/17	BB-	1,979,210
16	Nielsen Finance LLC, Term Loan A	2.259%	8/09/13	Ba2	16,263
268	Nielsen Finance LLC, Term Loan C	3.759%	5/02/16	Ba2	267,586
681	SuperMedia, Term Loan	11.000%	12/31/15	B-	453,690
975	Tribune Company, Term Loan B, (6), (7)	0.000%	6/04/14	Ca	681,891
1,956	Univision Communications, Inc., Term Loan	4.496%	3/31/17	B	1,909,156

8,101	Total Media				7,540,380

	Metals & Mining – 1.1%

748	Novelis, Inc., Term Loan	4.000%	3/10/17	Ba2	750,997
1,167	Walter Energy, Term Loan, WI/DD	TBD	TBD	BB-	1,175,708

1,915	Total Metals & Mining				1,926,705

	Personal Products – 0.5%

933	NBTY, Inc., Term Loan B1, WI/DD	TBD	TBD	BB-	936,353

	Pharmaceuticals – 0.5%

420	Warner Chilcott Corporation, Term Loan B1	4.250%	3/17/18	BBB-	422,422
210	Warner Chilcott Corporation, Term Loan B2	4.250%	3/17/18	BBB-	211,211
289	Warner Chilcott Corporation, Term Loan B3	4.250%	3/17/18	BBB-	290,415

919	Total Pharmaceuticals				924,048

	Real Estate – 0.6%

1,000	iStar Financial, Inc., Tranche A1	5.000%	6/28/13	B2	991,794

	Real Estate Management & Development – 0.3%

568	LNR Property Corporation, Term Loan B	3.760%	7/12/11	B2	568,594

	Road & Rail – 0.6%

973	Swift Transportation Company, Inc., Term Loan	6.000%	12/21/16	BB-	978,792

	Semiconductors & Equipment – 0.6%

1,000	NXP Semiconductor LLC, Term Loan, WI/DD	TBD	TBD	B-	1,011,875

	Specialty Retail – 0.4%

750	Burlington Coat Factory Warehouse Corporation, Term Loan B	6.250%	2/23/17	B-	741,680

$50,306	Total Variable Rate Senior Loan Interests (cost $50,021,151)				49,354,376

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Capital Preferred Securities – 0.8% (0.6% of Total Investments)

	Commercial Banks – 0.3%

420	U.S. Bancorp.	7.189%	N/A (9)	A	$357,004
250	Wells Fargo & Company, Series K	7.980%	N/A (9)	A	273,750

	Total Commercial Banks				630,754

	Commercial Services & Supplies – 0.2%

300	Pitney Bowes Interntational Holdings, 144A	6.125%	N/A (9)	Baa1	292,594

	Diversified Financial Services – 0.3%

500	JPMorgan Chase & Company	7.900%	N/A (9)	A	547,055

	Total Capital Preferred Securities (cost $1,309,422)				1,470,403

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value

	Short-Term Investments – 5.5% (4.2% of Total Investments)

$7,686	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/11, repurchase price $7,686,271, collateralized by $7,950,000 U.S. Treasury Notes, 0.500%, due 11/15/13, value $7,840,688	0.010%	4/01/11		$7,686,269

2,155	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/11, repurchase price $2,155,140, collateralized by $2,130,000 U.S. Treasury Notes, 3.625%, due 2/15/20, value $2,199,225	0.010%	4/01/11		2,155,139

$9,841	Total Short-Term Investments (cost $9,841,408)				9,841,408

	Total Investments (cost $222,007,271) – 133.6%				238,050,463

	Borrowings – (31.4)% (11), (12)				(55,900,000)

	Other Assets Less Liabilities – (2.2)% (13)				(3,928,215)

	Net Assets Applicable to Common Shares – 100%				$178,222,248

Investments in Derivatives
Call Options Written outstanding at March 31, 2011:

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (14)	Date	Price	Value

(3,690)	Frontier Communications Corporation	$(3,321,000)	5/21/11	$9.0	$(18,450)
(730)	Hewlett-Packard Company	(3,358,000)	5/21/11	46.0	(13,870)
(300)	MetLife Inc.	(1,440,000)	6/18/11	48.0	(26,850)
(550)	Motorola Mobility Holdings Inc.	(1,650,000)	7/16/11	30.0	(33,000)

(5,270)	Total Call Options Written (premiums received $637,689)	$(9,769,000)			$(92,170)

Interest Rate Swaps outstanding at March 31, 2011:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed	Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	Rate*	Frequency	Date	(Depreciation)

JPMorgan	$13,975,000	Receive	1-Month USD- LIBOR	1.412%	Monthly	3/29/14	$11,462
Morgan Stanley	13,975,000	Receive	1-Month USD- LIBOR	0.409	Monthly	3/29/12	(4,076)
Morgan Stanley	13,975,000	Receive	1-Month USD- LIBOR	2.323	Monthly	3/29/16	14,782

							$22,168

* Annualized.
Fair Value Measurements
Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2011:

	Level 1	Level 2	Level 3	Total

Investments:
Common Stocks*	$164,238,962	$392,973	$—	$164,631,935
Convertible Preferred Securities	517,600	—	—	517,600
$25 Par (or similar) Preferred Securities	7,113,202	5,121,539	—	12,234,741
Variable Rate Senior Loan Interests	—	49,354,376	—	49,354,376
Capital Preferred Securities	357,004	1,113,399	—	1,470,403
Short-Term Investments	—	9,841,408	—	9,841,408
Derivatives:
Call Options Written	(92,170)	—	—	(92,170)
Interest Rate Swaps**	—	22,168	—	22,168

Total	$172,134,598	$65,845,863	$—	$237,980,461

*	Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.

**	Represents net unrealized appreciation (depreciation).
During the period ended March 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.
Derivative Instruments and Hedging Activities
The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
The following table presents the fair value of all derivative instruments held by the Fund as of March 31, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value

Equity Price	Options	—	$—	Call options written, at value	$92,170

Interest Rate	Swaps	Unrealized appreciation on interest rate swaps*	26,244	Unrealized depreciation on interest rate swaps*	4,076

Total			$26,244		$96,246

*	Represents cumulative gross unrealized appreciation (depreciation) of swap contracts as reported in the Portfolio of Investments.
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At March 31, 2011, the cost of investments (excluding investments in derivatives) was $225,198,156.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at March 31, 2011, were as follows:

Gross unrealized:
Appreciation	$30,696,358
Depreciation	(17,844,051)

Net unrealized appreciation (depreciation) of investments	$12,852,307

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(5)	Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(6)	At or subsequent to March 31, 2011, this issue was under the protection of the Federal Bankruptcy Court.

(7)	Non-income producing; denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

(8)	Investment, or portion of investment, has been pledged as collateral for call options written.

(9)	Perpetual security. Maturity date is not applicable.

(10)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

(11)	The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of March 31, 2011, investments with a value of $120,500,518 have been pledged as collateral for Borrowings.

(12)	Borrowings as a percentage of Total Investments is 23.5%.

(13)	Other Assets Less Liabilities includes Value and/or the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives.

(14)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

WI/DD	Purchased on a when-issued or delayed delivery basis.

N/A	Not applicable.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

TBD	Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Tax-Advantaged Total Return Strategy Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 27, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 27, 2011

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 27, 2011